Consolidated Balance Sheets - Scenario, Unspecified [Domain] - USD ($) $ in Thousands		Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	[2]	$ 236,579	[1]	$ 375,118
Receivables from related party		8,499	[1]	7,150	[2]
Prepaid expenses and other		727	[1]	276	[2]
Total current assets		245,805	[1]	382,544	[2]
Property and equipment, at cost		819,104	[1],[3]	754,666	[2],[4]
Accumulated depreciation		(174,530)	[1],[3]	(153,425)	[2],[4]
Property and equipment, net		644,574	[1],[3]	601,241	[2],[4]
Deferred charges and other assets, net		1,385	[1]	1,714	[2]
Total assets		891,764	[1]	985,499	[2]
Current liabilities:
Current portion of capital lease obligations		1,200	[1]	1,048	[2]
Accounts payable		4,297	[1]	8,289	[2]
Accrued liabilities		1,054	[1]	158	[2]
Taxes other than income taxes		765	[1]	734	[2]
Deferred revenue from related party		124	[1]	85	[2]
Total current liabilities		7,440	[1]	10,314	[2]
Capital lease obligations, net of current portion		1,519	[1]	3,079	[2]
Deferred income taxes		830	[1]	941	[2]
Other long-term liabilities		$ 1,065	[1]	$ 1,092	[2]
Commitments and contingencies
Partners’ capital:
Common unitholders – public (17,255,208 and 17,250,000 units outstanding)		$ 374,954	[1]	$ 369,825	[2]
Common unitholder – Valero (11,539,989 and 11,539,989 units outstanding)		58,844	[1]	75,998	[2]
Subordinated unitholder – Valero (28,789,989 and 28,789,989 units outstanding)		146,804	[1]	189,601	[2]
General partner – Valero (1,175,102 and 1,175,102 units outstanding)		4,617	[1]	6,167	[2]
Net investment		295,691	[1]	328,482	[2]
Total partners’ capital		880,910	[1]	970,073	[2]
Total liabilities and partners’ capital		$ 891,764	[1]	$ 985,499	[2]

[1]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[3]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business.
[4]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.